Dec. 13, 2019
PFM Multi-Manager Fixed-Income Fund
PFM Multi-Manager Fixed-Income Fund
PFM MULTI-MANAGER SERIES TRUST

(the “Trust”)

PFM Multi-Manager Fixed-Income Fund

Supplement dated December 13, 2019
to the Trust’s statutory and summary prospectuses dated January 28, 2019

Effective immediately, with respect to their passive investment allocations, the Funds will transition from using a direct investment index replication strategy to investing in index tracking, passively managed exchange-traded funds (“ETFs”). Accordingly, all references in the Funds’ prospectuses to “Index replication” strategies and risks are hereby deleted.  Additionally, the prospectuses are supplemented as follows:

PFM Multi-Manager Fixed Income Fund

The last bullet point in the “Principal Investment Strategies” section for the Fixed Income Fund is replaced with the following:

“Passive Allocation.  The Fixed Income Fund expects to allocate between 0% and 60% of its assets to passively managed exchange-traded funds (“ETFs), such as those tracking the Bloomberg Barclays US Aggregate Bond Index.  From time to time, the Adviser may over-weight or under-weight certain segments of the fixed income market in an attempt to outperform it.  The Adviser may use ETFs, securities, derivatives, or a combination in seeking to implement such a strategy. The Adviser may over-weight or under-weight certain segments of the market based on the Adviser’s analysis on the economy, capital markets, valuation, and trends related to the foregoing.”

The third to last paragraph of the “Principal Investment Strategies” section for the Fixed Income Fund is replaced with the following:

“If the Fixed Income Fund allocates a portion of its investments to a passive investment strategy, it may seek to use ETFs and other registered investment companies instead of direct investments. The Fund may invest up to 20% of its assets in derivatives.”

This supplement amends the prospectuses, each dated January 28, 2019. You can find the prospectuses online at www.pfm.com/multiassetfunds. You may also obtain this information at no charge by calling
1-833-PFM-MMST (1-883-736-6678).

Please keep this supplement with your prospectus for future reference.